LEASES - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2026	Jan. 31, 2025
Operating Leases
2027	$ 8,557
2028	8,167
2029	7,532
2030	7,154
Thereafter	21,922
Total future minimum lease payments	53,332
Less imputed interest	(11,420)
Total	41,912
Accrued expenses and other current liabilities	$ 5,370	$ 5,004
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Operating lease liabilities	$ 36,542	$ 29,806
Finance Leases
2027	444
2028	444
2029	444
2030	345
Thereafter	25
Total future minimum lease payments	1,702
Less imputed interest	(234)
Total	1,468
Accrued expenses and other current liabilities	341
Other liabilities	$ 1,127	$ 720